THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 13, 1999.

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1998
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             12/23/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        4
                                               -------------

Form 13F Information Table Value Total:        $90,821
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   -----------------------------

                                                  Form 13F INFORMATION TABLE
              COLUMN 1        COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
INSIGNIA FINL GROUP INC   CL A NEW       457956209   13,870 566,130  SH       SHARED-OTHER  1,2            566,130
---------------------------------------------------------------------------------------------------------------------------
INSIGNIA FINL GROUP INC   CL A NEW       457956209    6,580 268,570  SH       SHARED-OTHER  1              268,570
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE CORP          COMMON         278265103   16,679 360,140  SH       SHARED-OTHER  1,2            360,140
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE CORP          COMMON         278265103    4,528  97,760  SH       SHARED-OTHER  1               97,760
---------------------------------------------------------------------------------------------------------------------------
MASCOTECH INC             COMMON         574670105   10,828 451,180  SH       SHARED-OTHER  1,2            451,180
---------------------------------------------------------------------------------------------------------------------------
MASCOTECH INC             COMMON         574670105    5,626 234,420  SH       SHARED-OTHER  1              234,420
---------------------------------------------------------------------------------------------------------------------------
UCAR INTL INC             COMMON         90262K109   25,315 867,330  SH       SHARED-OTHER  1,2            867,330
---------------------------------------------------------------------------------------------------------------------------
UCAR INTL INC             COMMON         90262K109    7,395 253,370  SH       SHRED-OTHER   1              253,370
---------------------------------------------------------------------------------------------------------------------------
